Fair Value Measurements (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Changes in values of liabilities related to options and warrants	$ (3,238,911)	$ (2,581,473)	$ (8,733,350)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	5,081,335	7,662,808
Changes in values of liabilities related to options and warrants	(3,238,911)	(2,581,473)
Balance	$ 1,842,424	$ 5,081,335	$ 7,662,808